Consolidated statement of cash flows - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Operating activities
Profit before income taxes	R$ 1,488,027	R$ 1,774,691	R$ 1,912,539
Adjustments to reconcile profit before tax to net cash flows:
Depreciation and amortization	768,593	376,335	128,348
Chargebacks	664,268	288,309	200,633
Accrual of provision for contingencies	25,938	6,409	8,227
Share based long term incentive plan (LTIP)	370,629	122,870	93,369
Reversal of taxes and contributions	(4,638)	(84,294)	0
Loss on disposal of property, equipment and intangible assets	28,393	19,465	9,393
Derivative Financial Instruments, net	5,952	0	0
Interest accrued	230,555	17,222	(78,649)
Other (income) cost, net	103,667	(18,185)	(26,936)
Changes in operating assets and liabilities
Accounts receivable	(9,303,060)	(5,586,919)	(3,125,537)
Financial investments (mandatory guarantee)	(84,534)	43,229	(161,426)
Inventories	(132,398)	31,602	14,216
Reversal of taxes and contributions	(36,565)	(206,221)	(22,386)
Other receivables	(62,084)	(78,744)	(68,008)
Deferred revenue	(33,689)	145,005	68,550
Other liabilities	(17,312)	67,669	(7,923)
Payables to third parties	2,940,739	4,173,264	1,002,092
Trade payables	243,585	72,328	89,962
Receivables from (payables to) related parties	471,585	38,250	(8,610)
Adjustments for increase (decrease) in deposits from customers	2,276,041	758,003	0
Salaries and social charges	(8,091)	7,605	32,866
Taxes and contributions	(11,499)	(34,438)	(1,475)
Provision for contingencies	(17,763)	(1,127)	(4,822)
Total adjustments to reconcile profit (loss)	(93,661)	1,932,328	54,423
Income tax and social contribution paid	(76,782)	(46,384)	(88,184)
Interest income received	1,068,450	266,719	522,542
Net cash flows from (used in) operating activities	898,007	2,152,663	488,781
Investing activities
Amount paid on acquisitions, net of cash acquired	(43,367)	(345,602)	(17,739)
Purchases of property and equipment	(972,274)	(1,522,769)	(333,376)
Purchases and development of intangible assets	(779,555)	(523,785)	(369,415)
Redemption (Acquisition) of financial investments	324,247	530,667	(1,109,619)
Net cash flows (used in) from investing activities	(1,470,949)	(1,861,489)	(1,830,149)
Financing activities
Borrowings	1,012,086	0	0
Acquisition of treasury shares	(257,992)	(44,775)	(1,735)
Transaction with non-controlling interest	0	0	(15,992)
Payment of leases	(15,148)	0	0
Capital increase by non-controlling shareholders	(11,707)	(10,289)	(223)
Net cash flows (used in) from financing activities	727,238	(55,064)	(17,950)
Net (decrease) increase in cash and cash equivalents	154,297	236,110	(1,359,095)
Cash and cash equivalents at beginning of period	1,640,065	1,403,955	2,763,050
Cash and cash equivalents at end of period	R$ 1,794,362	R$ 1,640,065	R$ 1,403,955